PROPERTY AND EQUIPMENT	12 Months Ended
Jun. 30, 2025
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

NOTE 7 – PROPERTY AND EQUIPMENT

Depreciation expense for the year ended June 30, 2025, was $16,080 and for the transition period ended June 30, 2024 was $7,565. The Company acquired the below on February 9, 2024, in connection with the closing of the business combination with Wilson-Davis, see Note 11 for further detail. Property and equipment are summarized by major classifications as follows:

	June 30, 2025	June 30, 2024
Equipment	$150,202	$150,202
Leasehold improvements	89,087	89,087
Software	85,042	85,042
Furniture and fixtures	51,717	51,717
	376,048	376,048
Less: Accumulated depreciation and Amortization	(376,048)	(359,968)
	$—	$16,080